Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Deferred income tax assets:
Pension costs	$ 840	$ 1,047
Allowance for loan losses	2,492	1,781
Depreciation	246	322
Non-qualified benefit plans	319	237
Employee Stock Ownership Plan	367	377
Supplemental Executive Retirement Plan	257	179
Other benefit plans	348	295
Net unrealized loss on securities available for sale	15
Other	340	323
Total Deferred Tax Assets	5,224	4,561
Deferred income tax liabilities:
Net unrealized gain on securities available for sale		(54)
Post-retirement benefits and healthcare obligations	(37)	(65)
Net Deferred Tax Asset Included in Other Assets	$ 5,187	$ 4,442